Investments in subsidiaries	12 Months Ended
Dec. 31, 2022
Investments accounted for using equity method [abstract]
Investments in subsidiaries
4.	Investments in subsidiaries
Details of significant subsidiaries of the Group are as follows:

Name of significant subsidiary	Place of incorporation/ business	Group’s effective equity interest
		31.12.2021	31.12.2022
		%	%
Guangxi Yuchai Machinery Company Limited	People’s Republic of China	76.4	76.4
Guangxi Yuchai Marine and Genset Power Co., Ltd.	People’s Republic of China	76.4	76.4
Yuchai Xin-Lan New Energy Power Technology Co., Ltd	People’s Republic of China	76.4	69.5
Guangxi Yuchai Machinery Monopoly Development Co., Ltd	People’s Republic of China	54.9	54.9
Guangxi Yuchai Foundry Co., Ltd (formerly known as Guangxi Yuchai Accessories Manufacturing Company Limited)	People’s Republic of China	76.4	76.4
HL Global Enterprises Limited	Singapore	50.2	50.2
The Group has the following subsidiary that has
non-controlling
interests (“NCI”) that are material to the Group.

	31.12.2020	31.12.2021	31.12.2022
Proportion of equity interest held by NCI
Yuchai	23.6%	23.6%	23.6%

	31.12.2020 RMB’000	31.12.2021 RMB’000	31.12.2022 RMB’000	31.12.2022 US$’000
Accumulated balances of material NCI
Yuchai	2,624,933	2,574,669	2,627,354	377,933

Profit allocated to material NCI
Yuchai	229,231	153,500	114,700	16,499

Dividends paid to material NCI
Yuchai	207,514	203,753	103,199	14,845

Summarized financial information including goodwill on acquisition and consolidation adjustments but before intercompany eliminations of subsidiaries with material non-controlling
interests are as follows:

31.12.2020
Yuchai RMB’000
Summarized statement of comprehensive income
Revenue	20,557,660

Profit after tax	829,042

Total comprehensive income for the year	826,214

Attributable to NCI	229,231

Summarized statement of cash flows
Operating	1,476,034
Investing	(794,291)
Financing	(505,997)

Net increase in cash and cash equivalents	175,746

31.12.2021
Yuchai RMB’000
Summarized statement of financial position
Current assets	16,872,371
Non-current assets, excluding goodwill	6,812,500
Goodwill	212,636
Current liabilities	(12,424,968)
Non-current liabilities	(781,986)

Net assets	10,690,553

Total equity	10,690,553

Attributable to NCI	2,574,669

Summarized statement of comprehensive income
Revenue	21,254,134

Profit after tax	443,499

Total comprehensive income for the year	506,769

Attributable to NCI	153,500

Summarized statement of cash flows
Operating	588,727
Investing	(674,686)
Financing	(1,002,764)

Net increase in cash and cash equivalents	(1,088,723)

	31.12.2022
	Yuchai
	RMB’000	US$’000
Summarized statement of financial position
Current assets	16,070,488	2,311,668
Non-current assets, excluding goodwill	6,737,117	969,104
Goodwill	212,636	30,587
Current liabilities	(11,204,417)	(1,611,706)
Non-current liabilities	(1,016,521)	(146,222)

Net assets	10,799,303	1,553,431

Total equity	10,799,303	1,553,431

Attributable to NCI	2,627,354	377,933

Summarized statement of comprehensive income
Revenue	15,998,041	2,301,247

Profit after tax	355,140	51,085

Total comprehensive income for the year	355,936	51,200

Attributable to NCI	114,700	16,499

Summarized statement of cash flows
Operating	(82,444)	(11,859)
Investing	(221,126)	(31,808)
Financing	(181,072)	(26,046)

Net increase in cash and cash equivalents	(484,642)	(69,713)

Significant restrictions
The nature and extent of significant restrictions on the Group’s ability to use or access assets and settle liabilities of subsidiaries with material non-controlling
interests are:
At the end of the reporting period, cash and cash equivalents of RMB 3,717.3 million (US$ 534.7 million) (2021: RMB 4,200.5 million) held in the PRC are subject to local exchange control regulations. These regulations place restriction on the amount of currency being exported other than through dividends, trade and service related transactions.
Dilution of ownership in subsidiary, without loss of control in 2022
In November 2022, Yuchai’s wholly owned subsidiary,

Yuchai
Xin-Lan
issued additional ordinary shares to
non-controlling
interest for cash consideration of RMB 50.0 million (US$ 7.2 million). As a result, Yuchai’s shareholding in

Yuchai
Xin-Lan
decreased to 90.9%.